Income tax recovery and deferred tax assets and liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2019	Dec. 31, 2020
Income tax recovery and deferred tax assets and liabilities
Non-capital loss carry-forwards	$ 119,117,516	$ 35,846,498	$ 63,213,473
Property, plant and equipment	5,792,346	339,632	1,845,332
Share issue costs	7,970,369	3,757,068	6,774,934
SR&ED expenditures	2,941,082	2,430,941	2,941,082
ROU Assets	(1,735,767)	(1,077,556)	(927,331)
Lease libiltiy	1,885,419	1,129,249	1,075,773
Net Investment Assets		0	(38,541)
Stock-based compensation	1,579,205	0
Other	(373,155)	(270,395)	(374,454)
Total	137,177,015	42,155,437	74,510,268
Deferred tax assets not recognized	$ (137,177,015)	(42,277,892)	$ (74,510,268)
Deferred tax liability		(122,455)
Deferred tax liability (tax effected at 27%)		$ (33,063)